REGULATORY FRAMEWORK, Regulatory Framework for Non-Regulated Segments (Details) $ in Millions						12 Months Ended
	Dec. 01, 2017 ARS ($)	Apr. 26, 2017 ARS ($)	Apr. 01, 2017 ARS ($)	Dec. 01, 2011 $ / m³	Nov. 30, 2011 $ / m³	Dec. 31, 2017 ARS ($) $ / m³	Dec. 31, 2016 ARS ($)	Oct. 05, 2016 USD ($)	May 20, 2016 ARS ($)	Apr. 01, 2015 kg
Domestic market [Abstract]
Weight of LPG bottles under Households Bottles Program, one (in kilos) | kg										10
Weight of LPG bottles under Households Bottles Program, two (in kilos) | kg										12
Weight of LPG bottles under Households Bottles Program, three (in kilos) | kg										15
Interest rate on bonds issued in US dollars									8.00%
Expiration of bonds issued in US dollars						2020
Cancellation of compensation amount									$ 140,496,000
Original nominal value								$ 8.0
Subsidies receivable from government						$ 173,311,000	$ 156,399,000
Compensation received for participation in propane		$ 91,578,000				216,100,000
Increase in price of propane gas per ton						1,267
Increase in price of propane gas per ton depending on customer						2,832
Changes in property, plant and equipment [abstract]
Compensation received from government per ton						$ 550
Tariff charge paid (per cubic meter) | $ / m³						0.0492
Tariff charge (per cubic meter) | $ / m³				0.405	0.049
Butane [Member]
Changes in property, plant and equipment [abstract]
Increase in price of household bottles per ton	$ 4,302		$ 2,568
Propane [Member]
Changes in property, plant and equipment [abstract]
Increase in price of household bottles per ton	$ 4,290		$ 2,410